DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended
	Feb. 28, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Apr. 30, 2010 Warrant [Member]	Sep. 30, 2013 Warrant [Member]	Sep. 30, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2009 Warrant [Member]	Dec. 31, 2012 Warrant [Member] Minimum [Member]	Dec. 31, 2011 Warrant [Member] Minimum [Member]	Dec. 31, 2010 Warrant [Member] Minimum [Member]	Dec. 31, 2012 Warrant [Member] Maximum [Member]	Dec. 31, 2011 Warrant [Member] Maximum [Member]	Dec. 31, 2010 Warrant [Member] Maximum [Member]	Dec. 31, 2010 Embedded Conversion Options [Member]	Dec. 31, 2010 Embedded Conversion Options [Member] Minimum [Member]	Dec. 31, 2010 Embedded Conversion Options [Member] Maximum [Member]
Derivative [Line Items]
Expiration date for warrants, extension																	1 year
Interest expense for warrant derivative liability related to new warrants																	$ 93,735
Closing market price of common stock																		$ 0.30	$ 0.30	$ 0.37	$ 0.44	$ 0.48
Fair value of warrants exercised				(102,807)	(106,224)	(108,852)	(110,521)	(14,571,170)
Cashless exercise of options				4,200,000													7,096,188
Common stock issued during period from exercise of options and warrants	80,000																6,008,334
Common stock issued for options and warrants exercised for cash, Shares																	1,591,029
Warrants with repricing options outstanding																		26,250	26,250			1,707,083	16,911,486
Change in fair value included in other (income) loss		$ (1,215)	$ (87,724)	$ (89,894)	$ (1,729)	$ (41,374)	$ (152,888)	$ 12,787,666												$ (41,374)	$ (152,888)	$ (8,772,446)								$ (4,015,220)
Volatility, BSM Inputs																								52.10%	62.11%	83.96%	64.10%	74.24%	110.94%		83.50%	110.94%
Expected life in years, BSM Inputs				1 year					3 years	3 years	3 years	2 years 6 months	5 years	4 years	5 years	5 years								5 months 16 days	29 days	1 year	1 year 11 months 5 days	2 years	4 years 6 months 7 days		0 days	7 months 6 days
Risk free interest rate, BSM Inputs				0.15%																				0.08%	0.01%	0.35%	0.24%	0.43%	2.24%		0.00%	0.23%
Volatility																		85.26%	85.26%	50.05%	63.85%	108.19%									0.00%	0.00%
Expected Term																		6 months 7 days	6 months 7 days					4 months 13 days	1 year 2 months 19 days	11 months 9 days	1 year 3 months 7 days	2 years 3 months 7 days	3 years 3 months 11 days		0 days	0 days
Risk Free Interest Rate																		0.05%	0.05%					0.06%	0.17%	0.28%	0.18%	0.28%	1.18%		0.00%	0.00%
Expected dividend yield				0.00%		0.00%	0.00%	0.00%
Warrants exercised or expired																			946,251